Federated Hermes Short-Intermediate Municipal Fund
Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—81.4%
		Alabama—2.3%
$6,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$6,439,238
3,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-1) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2026	2,922,049
450,000		Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	433,183
425,000		Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C) TOBs, 2.000%, Mandatory Tender 10/1/2024	409,117
5,000,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	4,987,226
		TOTAL	15,190,813
		Alaska—0.4%
1,250,000		Alaska International Airports System, Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2024	1,290,245
1,550,000		Anchorage, AK Electric Utility System, Senior Lien Revenue Refunding Bonds (Series 2014A), (United States Treasury COL), 5.000%, 12/1/2022	1,554,721
		TOTAL	2,844,966
		Arizona—1.5%
3,330,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	3,371,904
1,750,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2023	1,768,975
1,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	1,023,242
1,500,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,546,395
2,330,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	2,254,484
		TOTAL	9,965,000
		California—6.7%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 3.560% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,023,790
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 3.560% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,047,579
6,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021E) FRNs, 2.870% (SIFMA 7-day +0.410%), Mandatory Tender 4/1/2028	5,811,307
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C) TOBs, 5.000%, Mandatory Tender 11/1/2022	2,048,251
10,000,000		California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A) TOBs, 1.200%, Mandatory Tender 6/1/2028	8,306,997
2,000,000		California Municipal Finance Authority (Community Health Systems), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2023	2,009,722
2,000,000		California Municipal Finance Authority (Community Health Systems), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,035,961
1,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	1,410,387
2,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 12/1/2023	2,415,429
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	887,066
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	868,923
1,230,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2027	1,283,429

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	$1,881,349
		TOTAL	44,030,190
		Colorado—1.3%
640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2023	639,607
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	746,914
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	595,694
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2022	250,068
2,425,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2020B-2) TOBs, 5.000%, Mandatory Tender 11/15/2025	2,500,559
1,480,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2026	1,563,183
2,000,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2027	2,137,540
		TOTAL	8,433,565
		Connecticut—2.3%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2028	1,078,452
2,600,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	2,834,955
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2030	1,099,996
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2026	1,059,743
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2027	1,073,017
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 3.360% (SIFMA 7-day +0.900%), 3/1/2023	1,500,844
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 3.410% (SIFMA 7-day +0.950%), 3/1/2024	2,275,524
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 3.450% (SIFMA 7-day +0.990%), 3/1/2025	4,046,008
		TOTAL	14,968,539
		Florida—1.6%
1,475,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2027	1,548,381
1,250,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2029	1,315,406
1,200,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2030	1,257,260
1,300,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2031	1,361,406
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2022	1,300,000
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2031	2,141,498
1,345,000		Volusia County, FL Education Facility Authority (Stetson University, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 6/1/2024	1,372,696
		TOTAL	10,296,647
		Georgia—3.9%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2022	1,002,371
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,015,823
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 2.468% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	6,938,785
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018C) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 12/1/2023	5,009,926
5,300,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	5,353,527

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$5,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Plant Pollution Control Revenue Bonds (First Series 1995), 2.250%, 7/1/2025	$5,167,856
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	818,234
		TOTAL	25,306,522
		Illinois—4.6%
1,000,000		Chicago, IL Metropolitan Water Reclamation District, LT GO Capital Improvement Bonds (Series 2021C), 5.000%, 12/1/2023	1,019,592
1,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2029	1,076,545
1,000,000		Chicago, IL O'Hare International Airport, Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2023	1,004,376
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,299,865
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2023	1,825,222
3,000,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2026	3,115,806
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2022	1,501,248
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	1,816,693
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2021B) FRNs, 3.160% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,059,435
2,125,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	2,165,877
1,750,000		Illinois State, UT GO Bonds (Series 2020B), 5.500%, 5/1/2024	1,789,450
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	2,000,000
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,011,178
6,465,000		Illinois State, UT GO Bonds (Series 2016), 5.000%, 6/1/2028	6,565,994
1,925,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2026	2,004,764
		TOTAL	30,256,045
		Iowa—0.7%
1,040,000		Ames, IA Hospital Revenue (Mary Greeley Medical Center), Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2023	1,050,305
2,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021) TOBs, (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	1,935,311
2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 2.636% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	1,859,330
		TOTAL	4,844,946
		Kansas—0.2%
1,000,000		Wyandotte County, KS Unified Government Utility System, Revenue Bonds (Series 2016A), 5.000%, 9/1/2024	1,029,978
		Kentucky—2.5%
2,640,000		Kentucky Bond Development Corp. (St. Elizabeth Medical Center), Hospital Facilities Revenue Refunding Bonds (Series 2016), 5.000%, 5/1/2024	2,708,164
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Pollution Control Revenue Bonds (Series 2005A) TOBs, 1.750%, Mandatory Tender 7/1/2026	2,743,435
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	3,985,535
5,500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019C) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	5,351,394
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.300%, Mandatory Tender 9/1/2027	1,820,784
		TOTAL	16,609,312
		Louisiana—1.9%
6,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A) TOBs, 2.000%, Mandatory Tender 10/1/2022	6,000,000
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2) TOBs, 2.375%, Mandatory Tender 7/1/2026	6,531,731
		TOTAL	12,531,731

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—0.7%
$3,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 3.060% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	$2,974,210
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,516,509
105,000		Massachusetts Housing Finance Agency, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	104,788
		TOTAL	4,595,507
		Michigan—2.5%
5,000,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B) TOBs, 2.000%, Mandatory Tender 7/1/2026	4,495,290
2,000,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2) TOBs, 1.200%, Mandatory Tender 4/13/2028	1,709,517
3,300,000		Michigan State Strategic Fund (Waste Management, Inc.), Revenue Bonds TOBs, 0.580%, Mandatory Tender 8/1/2024	3,081,762
2,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2027	2,069,727
1,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2030	1,042,448
2,735,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2025	2,822,918
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2015F), 5.000%, 12/1/2027	1,024,372
		TOTAL	16,246,034
		Minnesota—0.3%
2,250,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 2.890% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	2,248,467
		Mississippi—0.2%
1,250,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.200%, Mandatory Tender 6/3/2024	1,214,292
		Missouri—0.6%
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.000%, 2/1/2023	501,272
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2023	1,203,053
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	756,936
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	861,666
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	762,109
		TOTAL	4,085,036
		Nebraska—0.5%
2,970,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 2.990% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	2,966,627
		Nevada—1.1%
6,665,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2026	7,037,169
		New Hampshire—0.3%
220,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2024	218,726
290,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2025	286,742
265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	260,403
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	243,514
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	274,783
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	285,457
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	262,659
		TOTAL	1,832,284

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—6.3%
$1,000,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2029	$1,047,241
500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2031	520,149
500,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2032	515,968
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 3.710% (SIFMA 7-day +1.250%), 9/1/2025	10,008,188
1,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020A), 1.000%, 6/1/2023	977,812
2,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020C), 1.150%, 6/1/2023	1,958,563
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D) TOBs, 1.100%, Mandatory Tender 12/1/2027	3,400,139
1,750,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2027	1,813,483
2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2028	2,599,966
1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2029	1,082,653
1,000,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,058,822
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 2.395% (1-month USLIBOR x 0.70 +0.600%), 1/1/2023	4,997,067
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 2.495% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	5,035,263
1,300,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2028	1,394,023
2,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2023	2,527,490
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,037,729
		TOTAL	40,974,556
		New Mexico—1.4%
4,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	3,920,426
5,440,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	5,592,487
		TOTAL	9,512,913
		New York—6.5%
5,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	5,404,427
4,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	3,822,992
3,500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2021B) TOBs, 1.500%, Mandatory Tender 9/1/2026	3,120,538
2,205,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 2.427% (SOFR x 0.67 +0.430%), 11/1/2026	2,117,668
2,375,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 2.327% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	2,300,574
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 2.268% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	4,996,227
2,185,000		New York City Housing Development Corp., Sustainable Neighborhood Bonds (Series 2019B-2) TOBs, 2.100%, Mandatory Tender 7/3/2023	2,165,115
1,000,000		New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2028	1,051,759
1,000,000		New York City, NY IDA (Queens Baseball Stadium), PILOT Refunding Bonds (Series 2021A), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2030	1,064,931
1,000,000		New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2028	1,066,231
1,500,000		New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2029	1,612,981

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$1,600,000	New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2030	$1,731,762
2,240,000	New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	2,064,922
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2025	1,013,731
2,430,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2026	2,477,005
1,500,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2029	1,535,724
1,000,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,028,896
1,600,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	1,661,077
2,250,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2029	2,313,259
	TOTAL	42,549,819
	North Carolina—1.2%
825,000	Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	794,169
605,000	North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	599,696
1,875,000	North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2025	1,949,338
1,600,000	North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2026	1,687,443
1,750,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	1,776,945
1,000,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,017,095
	TOTAL	7,824,686
	North Dakota—0.7%
5,000,000	Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	4,668,143
	Ohio—1.4%
1,350,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2026	1,420,686
1,600,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2027	1,702,530
1,750,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2028	1,880,058
1,500,000	American Municipal Power-Ohio, Inc. (AMP Fremont Energy), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/15/2025	1,557,382
1,500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A) TOBs, 2.400%, Mandatory Tender 10/1/2029	1,305,739
1,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	1,028,985
	TOTAL	8,895,380
	Oklahoma—0.9%
3,500,000	Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	3,589,106
1,000,000	Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds (Series 2020A), 5.000%, 1/1/2028	1,075,807
1,000,000	Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds (Series 2020A), 5.000%, 1/1/2030	1,099,266
	TOTAL	5,764,179
	Oregon—1.0%
2,800,000	Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,405,645

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oregon—continued
$1,250,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	$1,044,812
1,450,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2026	1,492,386
1,700,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2027	1,760,670
		TOTAL	6,703,513
		Pennsylvania—5.8%
2,100,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021C) FRNs, 2.347% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,014,088
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,170,466
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2022	500,632
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	758,801
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 3.166% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,431,260
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.835% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	1,001,212
6,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2011) TOBs, 2.150%, Mandatory Tender 7/1/2024	6,300,511
4,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 2.860% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	3,901,350
2,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 2.754% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	2,001,065
1,500,000		Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Refunding Bonds (Series 2015A), 5.000%, 11/1/2023	1,518,960
625,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2028	671,948
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2029	1,084,674
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021B), 5.000%, 12/1/2031	1,083,346
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2025	1,033,578
1,000,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2026	1,045,070
1,250,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2027	1,318,649
		TOTAL	37,835,610
		Rhode Island—0.8%
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2023	2,017,218
3,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	3,354,089
		TOTAL	5,371,307
		South Carolina—0.3%
2,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 5.000%, 12/1/2031	2,092,851
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), (United States Treasury COL), 5.000%, 6/1/2023	758,824
		Tennessee—2.0%
1,200,000		Metropolitan Government Nashville & Davidson County, TN IDB (Waste Management, Inc.), Revenue Bonds TOBs, 3.750%, Mandatory Tender 8/1/2024	1,120,641
11,300,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	11,538,902
160,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	159,470
		TOTAL	12,819,013
		Texas—11.4%
1,500,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	1,465,617

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2026	$1,034,370
3,000,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	3,050,799
1,500,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.500%, Mandatory Tender 8/15/2023	1,452,400
3,000,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	2,796,379
1,960,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	1,756,501
1,250,000		Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,055,246
2,900,000		Harlandale, TX Independent School District, Fixed and Variable Rate Unlimited Tax Refunding Bonds (Series 2020) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2025	2,686,597
3,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 2.445% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	2,994,930
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 3.410% (SIFMA 7-day +0.950%), 6/1/2023	4,502,723
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 3.510% (SIFMA 7-day +1.050%), 6/1/2024	5,719,763
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	2,719,390
2,000,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	1,921,983
1,810,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B) FRNs, 3.560% (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	1,810,332
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2024	1,539,139
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2025	1,039,991
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,065,133
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,075,744
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2025	1,039,991
1,250,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2026	1,315,931
2,300,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	1,975,594
2,095,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	2,074,056
635,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2023	628,652
945,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	944,702
980,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	979,308
500,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	504,198
625,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	633,080
1,105,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,124,155
1,500,000		North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,459,048
1,400,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2025	1,405,068
2,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2025	2,066,639
2,500,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2026	2,614,790

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,500,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2027	$2,646,044
7,825,000		Northside, TX Independent School District, Variable Rate UT GO School Building and Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.600%, Mandatory Tender 8/1/2024	7,546,725
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	3,965,351
1,000,000		Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2025	980,872
950,000		Texas Municipal Power Agency, Transmission System Revenue Refunding Bonds (Series 2021), (Assured Guaranty Municipal Corp. GTD), 3.000%, 9/1/2026	921,705
		TOTAL	74,512,946
		Utah—0.6%
4,000,000		Utah County, UT Hospital Revenue (Intermountain Healthcare), Revenue Bonds (Series 2020 B-2) TOBs, 5.000%, Mandatory Tender 8/1/2026	4,183,952
		Virginia—1.9%
2,650,000		Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,323,597
1,000,000		Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	876,829
7,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	7,412,689
2,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 3.800%, Mandatory Tender 10/1/2024	1,987,273
		TOTAL	12,600,388
		Washington—1.6%
1,500,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2024	1,530,235
1,825,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2025	1,882,081
2,000,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,081,614
2,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 2.950% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	1,998,190
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, (United States Treasury PRF 1/3/2023@100), 3.510% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	3,002,763
		TOTAL	10,494,883
		West Virginia—0.6%
4,000,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A) TOBs, 2.550%, Mandatory Tender 4/1/2024	3,869,699
		Wisconsin—0.4%
2,500,000		Public Finance Authority (Duke Energy Progress LLC), Pollution Control Revenue Refunding Bonds (Series 2022A-1) TOBs, 3.300%, Mandatory Tender 10/1/2026	2,447,660
		Wyoming—0.4%
3,000,000		Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	2,696,315
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $562,812,022)	533,110,307
	[1]	SHORT-TERM MUNICIPALS—18.5%
		California—5.6%
8,775,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/GALA Rentals, LP), SPEARs 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.860%, 10/6/2022	8,775,000
17,600,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.910%, 10/3/2022	17,600,000
10,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.860%, 10/6/2022	10,000,000
		TOTAL	36,375,000
		Florida—0.5%
3,085,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.860%, 10/6/2022	3,085,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—1.1%
$2,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 3.250%, 10/3/2022	$2,000,000
5,400,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 3.200%, 10/3/2022	5,400,000
		TOTAL	7,400,000
		Louisiana—0.6%
3,656,172		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 2.860%, 10/6/2022	3,656,172
		Multi State—2.7%
9,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 2.910%, 10/3/2022	9,000,000
8,900,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 2.910%, 10/3/2022	8,900,000
		TOTAL	17,900,000
		New York—1.4%
8,000,000		New York City, NY, (Series 2021-3) Weekly VRENs, 2.750%, 10/3/2022	8,000,000
1,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 2.910%, 10/3/2022	1,000,000
		TOTAL	9,000,000
		Ohio—0.1%
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 2.800%, 10/3/2022	500,000
		Texas—4.9%
8,000,000		Austin, TX Affordable Public Finance Authority (LDG The Henderson on Reinli LP), Tender Option Bond Certificates (Series 2021-XF1119) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.710%, 10/6/2022	8,000,000
2,500,000		Dallas, TX Housing Finance Corp. (LDG Ridge at Lancaster LP), (Series 2021-XF1109) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 2.710%, 10/6/2022	2,500,000
15,375,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 3.100%, 10/3/2022	15,375,000
1,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 2.920%, 10/5/2022	1,000,000
750,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 3.400%, 10/3/2022	750,000
4,700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 3.400%, 10/3/2022	4,700,000
		TOTAL	32,325,000
		Wisconsin—1.6%
10,450,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 2.880%, 10/6/2022	10,450,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $120,691,172)	120,691,172
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $683,503,194)	653,801,479
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	891,653
		TOTAL NET ASSETS—100%	$654,693,132
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.5% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2022, these restricted securities amounted to $5,581,805, which represented 0.9% of total net assets.
Additional information on restricted securities held at September 30, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A) TOBs, 1.300%, Mandatory Tender 2/3/2025	01/30/2020	$1,500,000	$1,410,387

Security	Acquisition Date	Acquisition Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 12/1/2023	12/01/2020	$2,500,000	$2,415,429
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	05/27/2021	$1,000,000	$887,066
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	05/27/2021	$1,000,000	$868,923
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes